Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 205,233	$ 105,018	$ 50,252
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 205,233	$ 105,018	$ 50,252
Revenues (as a percent)	100.00%	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14,691	$ 7,729	$ 4,101
Revenues (as a percent)	7.20%	7.40%	8.20%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 144,748	$ 72,149	$ 31,743
Revenues (as a percent)	70.50%	68.70%	63.20%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 15,436	$ 7,912	$ 4,517
Revenues (as a percent)	7.50%	7.50%	9.00%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,531	$ 6,420	$ 3,807
Revenues (as a percent)	5.10%	6.10%	7.60%
Geographic Concentration Risk | Sales Revenue, Net | Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,827	$ 10,808	$ 6,084
Revenues (as a percent)	9.70%	10.30%	12.00%